Recent accounting pronouncements	12 Months Ended
Dec. 31, 2022
Recent accounting pronouncements
Recent accounting pronouncements	3. Recent accounting pronouncements The accounting standards that the Group adopted beginning January 1, 2022 did not have a significant impact on the Group’s consolidated financial statements.